Fees Summary	Nov. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,992,000
Previously Paid Amount	0.00
Total Fee Amount	764.28
Total Offset Amount	0.00
Net Fee	764.28
Narrative - Max Aggregate Offering Price	$ 4,992,000
Final Prospectus	true